LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of weighted-average remaining lease term and weighted-average discount rate

	As of December 31,
	2024	2025
Weighted average remaining lease term:
Operating lease	9.7 years	9.7 years
Finance lease	14.4 years	12.1 years

Weighted average discount rate:
Operating lease	7.20%	6.7%
Finance lease	8.20%	5.8%

Schedule of total lease cost

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Lease cost
Finance lease cost:
Depreciation	199,926	165,262	205,297
Interest expenses	90,679	93,264	117,906
Operating lease cost	749,800	870,196	992,829
Total lease cost	1,040,405	1,128,722	1,316,032

Schedule of supplemental cash flow information related to leases

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	796,541	847,908	961,747
Financing cash payments for finance leases	210,902	102,646	211,604
Operating cash payments for finance leases	90,679	93,264	117,906

Schedule of future lease payments under operating leases and finance leases

	Operating Leases	Finance Leases
	RMB	RMB
2026	992,524	458,033
2027	796,747	440,640
2028	751,293	415,483
2029	727,114	242,937
2030	684,040	111,729
2031 and thereafter	2,945,405	1,486,225
Total future lease payments	6,897,123	3,155,047
Less: Imputed interest	(1,933,801)	(1,153,339)
Present value of future lease payments*	4,963,322	2,001,708
*

Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB962,275 and RMB4,001,047 for the year ended December 31, 2025, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities and non-current portion of finance lease liabilities, amounting to RMB357,995 and RMB1,643,713 for the year ended December 31, 2025, respectively.